Trade Account Receivables - Schedule of Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Line Items]
Gross amount of account receivable	$ 1,490,035	$ 1,404,541	$ 1,092,855
Expected credit loss	$ 356,942	$ 332,086	$ 121,792
Betterware de México [Member] | Not past due [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	2.00%	2.00%	1.00%
Gross amount of account receivable	$ 471,339	$ 456,616	$ 365,978
Expected credit loss	$ 9,090	$ 8,935	$ 3,561
Betterware de México [Member] | 14-21 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	5.00%	8.00%	18.00%
Gross amount of account receivable	$ 26,320	$ 25,165	$ 24,198
Expected credit loss	$ 1,342	$ 2,104	$ 4,337
Betterware de México [Member] | 21-28 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	11.00%	14.00%	39.00%
Gross amount of account receivable	$ 15,129	$ 16,939	$ 15,592
Expected credit loss	$ 1,696	$ 2,455	$ 6,142
Betterware de México [Member] | >28 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	63.00%	58.00%	41.00%
Gross amount of account receivable	$ 165,967	$ 175,534	$ 161,204
Expected credit loss	$ 105,099	$ 101,305	$ 66,126
Jafra in Mexico and United States [Member] | Not past due [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	7.00%	8.00%	1.00%
Gross amount of account receivable	$ 466,770	$ 418,654	$ 374,039
Expected credit loss	$ 34,945	$ 31,511	$ 3,589
Jafra in Mexico and United States [Member] | >30-59 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	26.00%	26.00%	7.00%
Gross amount of account receivable	$ 85,258	$ 79,281	$ 77,509
Expected credit loss	$ 22,379	$ 20,622	$ 5,130
Jafra in Mexico and United States [Member] | >60-120 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	58.00%	57.00%	21.00%
Gross amount of account receivable	$ 73,850	$ 61,568	$ 31,366
Expected credit loss	$ 42,518	$ 35,281	$ 6,735
Jafra in Mexico and United States [Member] | >120 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	75.00%	76.00%	61.00%
Gross amount of account receivable	$ 185,402	$ 170,784	$ 42,969
Expected credit loss	$ 139,873	$ 129,873	$ 26,172